Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001410664
Registrant Name	Enterprise Products Operating LLC
Registration File Number	333-283172-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES